1919 Socially Responsive Balanced Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS – 67.8%	Shares	Value
Capital Markets - 1.2%
S&P Global Inc.	20,011	$10,338,083

Communication Services - 4.9%
Alphabet Inc. - Class A	166,406	27,598,435
Netflix Inc. (a)	22,541	15,987,655
		43,586,090

Consumer Discretionary - 6.4%
Amazon.com Inc. (a)	129,378	24,107,003
Chipotle Mexican Grill Inc. (a)	170,685	9,834,870
Home Depot Inc/The	27,577	11,174,200
TJX Cos Inc.	95,204	11,190,278
		56,306,351

Consumer Staples - 3.5%
Costco Wholesale Corp.	14,967	13,268,544
Darling International Inc. (a)	66,299	2,463,671
Hershey Co.	43,511	8,344,540
PepsiCo Inc.	43,335	7,369,117
		31,445,872

Financials - 5.3%
Bank of America Corp.	348,185	13,815,980
Charles Schwab Corp/The	92,901	6,020,914
Chubb Limited	29,333	8,459,344
M&T Bank Corp.	53,535	9,535,654
Reinsurance Group of America Inc.	39,626	8,633,317
		46,465,209

Health Care - 10.7%
AstraZeneca PLC	132,495	10,322,685
Boston Scientific Corp. (a)	175,572	14,712,934
Danaher Corp.	42,202	11,733,000
Eli Lilly & Co.	26,268	23,271,871
IQVIA Holdings Inc. (a)	46,188	10,945,170
Thermo Fisher Scientific Inc.	20,577	12,728,315
UnitedHealth Group Inc.	18,823	11,005,432
		94,719,407

Industrials - 6.8%
Advanced Drainage Systems Inc.	65,890	10,355,273
Cintas Corp.	85,808	17,666,152
Eaton Corp. PLC	41,183	13,649,694
Old Dominion Freight Line Inc.	33,274	6,609,547
Rockwell Automation Inc.	23,642	6,346,931
Union Pacific Corp.	25,605	6,311,120
		60,938,717

Information Technology - 24.4%
Adobe Inc. (a)	15,011	7,772,395
Analog Devices Inc.	33,932	7,810,128
Apple Inc.	155,020	36,119,660
ASML Holding NV	6,579	5,481,952
Broadcom Inc.	93,563	16,139,618
Intuit Inc.	13,346	8,287,866
Microsoft Corp.	91,699	39,458,079
NVIDIA Corp.	321,080	38,991,955
Palo Alto Networks Inc. (a)	44,440	15,189,592
Salesforce.com Inc.	44,229	12,105,920
ServiceNow Inc. (a)	14,229	12,726,275
Visa Inc. Shares - Class A	41,560	11,426,922
Workday Inc. - Class A (a)	27,420	6,701,722
		218,212,084

Materials - 1.6%
Linde PLC	18,607	8,872,934
Steel Dynamics Inc.	39,836	5,022,523
		13,895,457

Real Estate Investment Trusts (REITs) – 1.8%
Equinix Inc.	8,709	7,730,370
Prologis Inc.	60,196	7,601,551
		15,331,921

Utilities - 1.2%
American Water Works Co. Inc.	70,703	10,339,607
TOTAL COMMON STOCKS (Cost $292,356,801)		601,578,798

ASSET-BACKED SECURITIES - 0.1%	Principal Amount
World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.42%, 06/15/2026	$560,490	555,674
TOTAL ASSET-BACKED SECURITIES (Cost $560,484)		555,674

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	18,932	18,731
Government National Mortgage Association (GNMA), Series 2023-163, Class C, 5.00%, 09/20/2049	740,258	740,860
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $757,379)		759,591

CORPORATE BONDS - 19.6%
Communication Services - 1.8%
Alphabet Inc., 0.45%, 08/15/2025	1,500,000	1,454,361
AT&T Inc.
2.30%, 06/01/2027	1,350,000	1,289,069
4.35%, 03/01/2029	465,000	467,628
2.75%, 06/01/2031	1,250,000	1,129,623
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,716,804
5.65%, 06/15/2035	600,000	644,816
Netflix, Inc., 5.40%, 08/15/2054	255,000	269,803
Verizon Communications Inc.
4.33%, 09/21/2028	777,000	780,829
3.88%, 02/08/2029	410,000	404,388
1.75%, 01/20/2031	1,325,000	1,129,489
4.50%, 08/10/2033	350,000	345,681
5.25%, 03/16/2037	335,000	348,059
Walt Disney Co/The
1.75%, 01/13/2026	1,550,000	1,506,438
2.20%, 01/13/2028	3,215,000	3,050,919
		15,537,907

Consumer Discretionary - 2.3%
Amazon.com Inc., 4.70%, 12/01/2032	905,000	940,272
California Endowment/The, 2.50%, 04/01/2051	1,700,000	1,129,085
Ford Foundation/The, 2.42%, 06/01/2050	1,000,000	660,137
Home Depot Inc/The, 1.50%, 09/15/2028	1,900,000	1,732,658
Honda Motor Co Ltd., 2.27%, 03/10/2025	6,150,000	6,083,008
Lowe's Cos Inc., 1.30%, 04/15/2028	2,100,000	1,906,069
Starbucks Corp.
2.45%, 06/15/2026	250,000	243,367
2.25%, 03/12/2030	1,255,000	1,132,136
Target Corp., 4.50%, 09/15/2032	3,600,000	3,653,689
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	920,447
Whirlpool Corp., 2.40%, 05/15/2031	1,775,000	1,526,654
		19,927,522

Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,490,944
PepsiCo Inc.
3.90%, 07/18/2032	1,200,000	1,179,941
3.50%, 03/19/2040	575,000	493,100
Walmart Inc., 1.80%, 09/22/2031	2,700,000	2,347,556
		6,511,541

Financials - 4.8%
Affiliated Managers Group Inc., 3.30%, 06/15/2030	755,000	699,675
Allstate Corp/The, 1.45%, 12/15/2030	1,345,000	1,127,745
Apollo Global Management, Inc., 5.80%, 05/21/2054	2,375,000	2,530,115
Bank of America Corp.
1.53% to 12/06/2024 then SOFR + 0.65%, 12/06/2025	4,425,000	4,394,170
3.37% to 01/23/2025 then 3 mo. Term SOFR + 1.07%, 01/23/2026	550,000	546,979
5.97% (3 mo. Term SOFR + 1.02%), 09/15/2026	1,602,000	1,606,487
4.18%, 11/25/2027	525,000	523,788
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,515,000	2,176,644
Bank of New York Mellon Corp/The, 1.60%, 04/24/2025	415,000	407,956
BlackRock Inc.
3.25%, 04/30/2029	455,000	441,675
2.40%, 04/30/2030	710,000	649,392
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,317,334
Citigroup Inc.
5.83% (SOFR + 0.69%), 10/30/2024	2,200,000	2,201,025
5.50%, 09/13/2025	325,000	327,110
1.28% to 11/03/2024 then SOFR + 0.53%, 11/03/2025	690,000	687,341
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031	1,500,000	1,347,855
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	570,000	567,812
Goldman Sachs Group Inc/The
3.50%, 11/16/2026	1,830,000	1,802,787
2.60%, 02/07/2030	1,250,000	1,146,692
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,490,050
Intercontinental Exchange Inc., 3.75%, 12/01/2025	500,000	496,690
MetLife Inc., 4.55%, 03/23/2030	660,000	674,685
PNC Financial Services Group Inc.
2.20%, 11/01/2024	975,000	972,390
4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027	1,350,000	1,355,091
Prudential Financial Inc., 1.50%, 03/10/2026	1,570,000	1,514,623
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,323,371
Simon Property Group LP, 3.38%, 12/01/2027	510,000	500,004
State Street Corp.
3.55%, 08/18/2025	360,000	357,993
3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034	1,000,000	924,740
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034	1,490,000	1,509,386
Toronto-Dominion Bank/The, 1.15%, 06/12/2025	1,175,000	1,148,208
Truist Financial Corp., 1.27% to 03/02/2026 then SOFR + 0.61%, 03/02/2027	2,675,000	2,551,336
		41,321,149

Health Care - 2.3%
AbbVie Inc.
4.25%, 11/14/2028	600,000	606,371
4.40%, 11/06/2042	1,120,000	1,056,104
Amgen Inc., 3.00%, 02/22/2029	3,475,000	3,318,400
Anthem Inc., 2.88%, 09/15/2029	1,530,000	1,434,869
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	365,000	363,663
3.40%, 07/26/2029	725,000	704,543
1.45%, 11/13/2030	1,580,000	1,352,306
CVS Health Corp.
3.88%, 07/20/2025	910,000	903,671
4.78%, 03/25/2038	345,000	325,540
5.63%, 02/21/2053	3,445,000	3,398,173
Gilead Sciences Inc.
1.65%, 10/01/2030	1,700,000	1,467,129
4.60%, 09/01/2035	320,000	320,686
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,137,618
UnitedHealth Group Inc.
2.00%, 05/15/2030	1,600,000	1,425,893
3.50%, 08/15/2039	515,000	443,516
5.50%, 07/15/2044	2,500,000	2,644,196
		20,902,678

Industrials - 1.0%
Allegion US Holding Co. Inc., 5.41%, 07/01/2032	2,300,000	2,398,693
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,718,427
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,929,884
Xylem Inc./NY, 1.95%, 01/30/2028	1,785,000	1,657,527
		8,704,531

Information Technology - 2.9%
Adobe Inc., 2.15%, 02/01/2027	850,000	817,359
Autodesk Inc., 2.40%, 12/15/2031	3,775,000	3,307,173
Fortinet Inc., 1.00%, 03/15/2026	2,185,000	2,083,948
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	980,377
Intuit Inc., 5.50%, 09/15/2053	2,215,000	2,379,230
Jabil Inc., 4.25%, 05/15/2027	2,515,000	2,499,175
Mastercard Inc.
3.30%, 03/26/2027	1,350,000	1,330,894
1.90%, 03/15/2031	4,000,000	3,513,688
Microsoft Corp., 4.20%, 11/03/2035	565,000	572,037
Oracle Corp., 5.38%, 09/27/2054	5,000,000	4,995,004
Salesforce.com Inc., 1.50%, 07/15/2028	2,135,000	1,956,604
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,158,643
		25,594,132

Materials - 0.6%
Dow Chemical Co., 5.60%, 02/15/2054	2,400,000	2,479,599
Nutrien Ltd., 4.20%, 04/01/2029	425,000	423,627
Steel Dynamics, Inc., 5.38%, 08/15/2034	2,915,000	3,007,305
		5,910,531

Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle Inc., 1.05%, 07/15/2026	2,050,000	1,934,268
Prologis LP
2.25%, 04/15/2030	1,620,000	1,462,380
1.25%, 10/15/2030	3,000,000	2,530,441
5.25%, 03/15/2054	1,000,000	1,014,991
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,543,253
Welltower Inc., 2.70%, 02/15/2027	1,600,000	1,553,715
		11,039,048

Utilities - 2.0%
Avangrid Inc., 3.80%, 06/01/2029	650,000	632,124
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	1,993,888
4.05%, 05/15/2048	1,480,000	1,282,830
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,825,927
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,799,056
Georgia Power Co., 3.25%, 04/01/2026	345,000	340,742
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,350,829
5.85%, 09/15/2054	2,200,000	2,449,057
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/2028	2,720,000	2,507,723
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	371,988
Union Electric Co.
2.63%, 03/15/2051	1,280,000	830,611
5.13%, 03/15/2055	750,000	749,108
		18,133,883
TOTAL CORPORATE BONDS (Cost $182,774,842)		173,582,922

FOREIGN GOVERNMENT AGENCY ISSUES - 0.3%
International Bank for Reconstruction & Development
0.63%, 04/22/2025	1,620,000	1,586,931
3.13%, 11/20/2025	930,000	920,740
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,548,375)		2,507,671

MORTGAGE-BACKED SECURITIES - 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	32,034	31,498
Pool A35826, 5.00%, 07/01/2035	15,962	16,204
Pool G08112, 6.00%, 02/01/2036	30,640	32,351
Pool G02564, 6.50%, 01/01/2037	11,442	11,835
Pool G08179, 5.50%, 02/01/2037	9,674	9,998
Pool A65694, 6.00%, 09/01/2037	10,331	10,712
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	6	7
Pool 808156, 4.50%, 02/01/2035	5,527	5,570
Pool 891596, 5.50%, 06/01/2036	265	275
Pool 190375, 5.50%, 11/01/2036	1,700	1,762
Pool 916386, 6.00%, 05/01/2037	10,747	11,301
Pool 946594, 6.00%, 09/01/2037	15,005	15,789
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	147,043	141,431
Pool MA6572, 3.00%, 04/20/2035	354,531	340,979
Pool MA6740, 2.50%, 08/20/2035	537,687	505,775
Pool 550763, 5.00%, 12/15/2035	45,124	46,420
Pool 3922, 7.00%, 11/20/2036	9,137	9,551
Pool MA3873, 3.00%, 08/20/2046	734,886	679,749
Pool MA6409, 3.00%, 01/20/2050	438,744	402,825
Pool 2020-194, 1.00%, 06/16/2062	1,847,210	1,379,308
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,278,543)		3,653,340

U.S. GOVERNMENT AGENCY ISSUES - 1.6%	Par	Value
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	2,125,000	2,096,052
5.50%, 07/15/2036	125,000	142,114
Federal National Mortgage Association (FNMA)
0.50%, 11/07/2025	2,200,000	2,117,273
0.75%, 10/08/2027	2,270,000	2,086,911
0.88%, 08/05/2030	8,670,000	7,384,848
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,395,017)		13,827,198

U.S. TREASURY SECURITIES - 5.7%
United States Treasury Bonds
6.13%, 11/15/2027	675,000	726,152
4.38%, 08/15/2043	2,500,000	2,568,555
United States Treasury Notes
2.13%, 11/30/2024	2,000,000	1,991,410
2.50%, 01/31/2025	10,300,000	10,231,715
3.00%, 10/31/2025	905,000	896,410
2.63%, 01/31/2026	1,625,000	1,600,625
2.13%, 05/31/2026	6,700,000	6,530,145
1.50%, 08/15/2026	2,110,000	2,027,825
2.00%, 11/15/2026	3,375,000	3,262,808
2.25%, 11/15/2027	2,200,000	2,113,891
2.75%, 02/15/2028	1,630,000	1,586,958
2.88%, 05/15/2028	3,500,000	3,415,234
2.88%, 08/15/2028	5,300,000	5,163,566
3.13%, 11/15/2028	2,900,000	2,848,627
1.50%, 02/15/2030	4,670,000	4,191,416
4.13%, 11/15/2032	1,200,000	1,233,516
TOTAL U.S. TREASURY SECURITIES (Cost $52,645,180)		50,388,853

SHORT-TERM INVESTMENTS - 4.0%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.70% (b)	35,452,037	35,452,037
TOTAL SHORT-TERM INVESTMENTS (Cost $35,452,037)		35,452,037

TOTAL INVESTMENTS - 99.6% (Cost $590,576,848)		882,306,084
Liabilities in Excess of Other Assets - (0.0)% (c)		(71,624)
TOTAL NET ASSETS - 100.0%		$882,234,460

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT – Constant Maturity Treasury Rate
LP – Limited Partnership
LLC – Limited Liability Corporation
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

1919 Socially Responsive Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$601,578,798	$–	$–	$601,578,798
Asset-Backed Securities	–	555,674	–	555,674
Collateralized Mortgage Obligations	–	759,591	–	759,591
Corporate Bonds	–	173,582,922	–	173,582,922
Foreign Government Agency Issues	–	2,507,671	–	2,507,671
Mortgage-Backed Securities	–	3,653,340	–	3,653,340
U.S. Government Agency Issues	–	13,827,198	–	13,827,198
U.S. Treasury Securities	–	50,388,853	–	50,388,853
Short-Term Investments	35,452,037	–	–	35,452,037
Total Investments	$637,030,835	$245,275,249	$–	$882,306,084

Refer to the Schedule of Investments for further disaggregation of investment categories.